Short-Term Bond Fund of America
333 South Hope Street
Los Angeles, California 90071-1406

Phone (213) 486 9200
Fax (213) 486 9455
Email cry@capgroup.com

Courtney R. Taylor
Secretary

November 4, 2011

Document Control
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:           Short-Term Bond Fund of America
                 File Nos. 333-135770 and 811-21928

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectus and Statement of Additional Information since the electronic filing on October 28, 2011 of Registrant’s Post-Effective Amendment No. 8 under the Securities Act of 1933 and Amendment No. 11 under the Investment Company Act of 1940.

Sincerely yours,

/s/ Courtney R. Taylor
Courtney R. Taylor

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